ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2014
ACQUISITION [Abstract]
Allocation of Purchase Price
		Useful life
Fair value of net tangible assets acquired	29,952
Intangible assets-favorable lease (1)	30,055	remaining lease terms
Intangible assets-franchise agreement (2)	3,744	1-10 years
Intangible assets-brand (3)	25,408	Indefinite
Unfavorable lease liability (1)	(28,853)	remaining lease terms
Goodwill (4)	68,610
Net deferred tax liability, non-current	(7,589)
Total purchase price	121,327
(1)	Fair value of the leases was determined based on the incremental cash flow method. The amortization period of the favorable leases is based on the remaining lease term.

(2)	Fair value of the franchise agreement was determined based on relief-from-royaltymethod. The amortization period was from 1 year to 10 years based on the estimated remaining franchised agreements term.

(3)	Brand represents the registered trademark, Fairyland, which was registered in PRC China with remaining legal life of 6 years and can be renewed continually with minimal costs every 10 years. The brand is an intangible asset that relates to the name recognition of a company and its services. Fairyland is a well-recognized brand in the economy hotel industry in Yunnan Province of China. The useful life of the brand is indefinite. Fair value of the brand was determined based on the relief from royalty method.

(4)	Goodwill represents the expected synergies from combining operations of the Company and Fairyland, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

Estimated Fair Values of the Assets Acquired and Liabilities Assumed at the Date of Acquisition
Cash and cash equivalents	35,974
Trade and other receivables	18,523
Consumables	1,197
Total current assets	55,694

Property and equipment, net	154,267
Intangible assets, net	251
Deferred tax assets, non-current	9,075
Total assets	219,287

Short-term loan	73,000
Notes payable	30,000
Trade and other payables	49,221
Salary payable	5,280
Income tax and other tax payable	1,834
Long-term loan due within one year	15,000
Total current liabilities	174,335

Long-term loan	15,000
Total liabilities	189,335

Fair value of net tangible assets acquired (a)	29,952
Fair value of intangible assets and related net deferred tax liabilities acquired(b)	22,765
Cumulative considerations (c)	121,327
Goodwill (c - b - a)	68,610